Notes Payable and Revolving Loan Agreement (Schedule Of Maturities Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable and Revolving Line of Credit [Abstract]
2016		$ 1,500
Total	$ 210,048	$ 1,500	$ 33,206